Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net loss	$ (13,382)	$ (15,792)
Adjustments to reconcile net loss to cash flows from operating activities:
Depreciation and amortization	769	697
Stock based compensation expense, net	499	949
Amortization of debt discount and financing fees	0	187
Goodwill and intangibles impairment	3,951	0
Loss on retirement of long-term debt	0	500
Change in fair value of warrant liability	(1,475)	(818)
Warrant valuation expense	67	0
Changes in assets and liabilities:
Accounts receivable	(263)	(282)
Inventory	(911)	(677)
Other current assets	1	342
Other assets and liabilities	0	(464)
Accounts payable and accrued expenses	(1,176)	(934)
Net cash used in operations	(11,920)	(16,292)
Investing activities:
Purchase of property and equipment	(259)	(117)
Purchase of Aquadex product line	0	(4,000)
Net cash used in investing activities	(259)	(4,117)
Financing activities:
Net proceeds from public stock offerings	24,281	0
Net proceeds from exercise of warrants	1,989	0
Net proceeds from the sale of preferred stock, common stock and warrants	184	6,636
Repayments of long-term debt	0	(8,000)
Net cash provided by (used in) financing activities	26,454	(1,364)
Effect of exchange rate changes on cash	(3)	(17)
Net increase (decrease) in cash and cash equivalents	14,272	(21,790)
Cash and cash equivalents - beginning of period	1,323	23,113
Cash and cash equivalents - end of period	15,595	1,323
Supplemental schedule of non-cash activities
Warrants issued as inducement to warrant exercise	509	0
Conversion of temporary equity to permanent equity	485	0
Common stock issued for business acquisition	0	950
Supplemental cash flow information
Interest paid on debt borrowings	0	840
Cash paid for income taxes	$ 6	$ 47